VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 T: +1 (312) 6097500 F: +1 (312) 609 5005
JOHN S. MARTEN
ATTORNEY AT LAW
+1 (312) 609-7753	CHICAGO — NEW YORK — WASHINGTON, DC — LONDON
jmarten@vedderprice.com

June 7, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Preliminary Proxy Materials for
William Blair Funds (the “Registrant”)
File No.: 811-05344

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is a preliminary proxy statement and forms of proxy for the Special Meeting of Shareholders to be held August 2, 2012. It is intended that definitive proxy materials will be sent on or about June 19, 2012. Please call the undersigned at (312) 609-7753 with any questions or comments regarding this filing.

Very truly yours, /s/ John S. Marten

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